Statement of Stockholders' Equity - USD ($)	Common Stock	Discount on Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 06, 2016
Balance, Shares at Dec. 06, 2016
Issuance of common stock for service	$ 2,000				2,000
Issuance of common stock for service, Shares	20,000,000
Additional paid-in capital			312		312
Net loss				(3,312)	(3,312)
Balance at Dec. 31, 2016	$ 2,000		312	(3,312)	(1,000)
Balance, Shares at Dec. 31, 2016	20,000,000
Redemption of common stock	$ (1,950)		1,950
Redemption of common stock, Shares	(19,500,000)
Issuance of common stock	$ 600	(600)
Issuance of common stock, Shares	6,000,000
Expenses paid by a shareholder and contributed as capital			1,539		1,539
Net loss				(13,644)	(13,644)
Balance at Dec. 31, 2017	$ 650	$ (600)	$ 3,801	$ (16,956)	(13,105)
Balance, Shares at Dec. 31, 2017	6,500,000
Net loss					(27,300)
Balance at Jun. 30, 2018					$ (39,855)